Related Party Transactions (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Institution	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	May 29, 2020 USD ($)
Related Party Transaction [Line Items]
Stated amount of borrowing					$ 70.0
Number of financial institutions, debt issued	5		5
Number of financial institutions, considered related party	1		2
Minimum percentage of common stock held by related party, right to nominate one director	10.00%	10.00%	10.00%
Interest expense, related party	$ 0.8	$ 1.8	$ 6.0	$ 31.3
Due to related parties	34.8	$ 63.8	63.8	$ 71.2
Ausenco Engineering USA South | Acid POX milling technical study
Related Party Transaction [Line Items]
Related party transaction, amount	1.0		1.2
Subordinated Notes
Related Party Transaction [Line Items]
Stated amount of borrowing	$ 80.0		$ 80.0